Income Taxes - Schedule of Open Tax Years by Major Jurisdictions (Details)	12 Months Ended
Dec. 31, 2021
Foreign Jurisdiction | Canada | Earliest Tax Year
Years Open	2015
Foreign Jurisdiction | Canada | Latest Tax Year
Years Open	2021
Foreign Jurisdiction | France | Earliest Tax Year
Years Open	2019
Foreign Jurisdiction | France | Latest Tax Year
Years Open	2021
Foreign Jurisdiction | Germany | Earliest Tax Year
Years Open	2016
Foreign Jurisdiction | Germany | Latest Tax Year
Years Open	2021
Foreign Jurisdiction | United Kingdom | Earliest Tax Year
Years Open	2016
Foreign Jurisdiction | United Kingdom | Latest Tax Year
Years Open	2021
United States—Federal | Internal Revenue Service (IRS) | Earliest Tax Year
Years Open	2016
United States—Federal | Internal Revenue Service (IRS) | Latest Tax Year
Years Open	2021
United States—State | Internal Revenue Service (IRS) | Earliest Tax Year
Years Open	2004
United States—State | Internal Revenue Service (IRS) | Latest Tax Year
Years Open	2021